Net financial expenses/(income) (Tables)	12 Months Ended
Dec. 31, 2023
Analysis of income and expense [abstract]
Disclosure of detailed information about net finance expenses	The following table summarizes the Company’s financial income and expenses, included within Net financial expenses:

	Years ended December 31,
	2023	2022	2021
	(€ million)
Interest income and other financial income	€2,678	€1,066	€188

Financial expenses:
Interest expense and other financial expenses:	1,064	959	545
Interest expense on notes	386	281	182
Interest expense on borrowings from bank	59	105	77
Other interest cost and financial expenses	619	573	286
Interest on lease liabilities	63	63	56
Write-down of financial assets	128	14	10
Net interest expense/(income) on employee benefits provisions	203	163	169
Total Financial expenses	1,458	1,199	780
Net expenses from derivative financial instruments and exchange rate differences	1,178	635	142
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	2,636	1,834	922

Net Financial expenses/(income)	€(42)	€768	€734